LONG-TERM DEBT, NET (2016 Studio City Credit Facilities) - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Nov. 30, 2016 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2016 USD ($)	Jan. 28, 2013 HKD ($)	Jan. 28, 2013 USD ($)
Long-term Debt [Line Items]
Total outstanding borrowings			$ 2,100,128			$ 2,450,128
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-term Debt [Line Items]
Credit facility, maximum borrowing capacity								$ 10,855,880	$ 1,395,357
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 234,000						$ 30,077
Maturity date		Jan. 15, 2028
Net assets restricted from distribution						821,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	4.00%
2016 Studio City Credit Facilities [Member] | Term Loan Facility [Member]
Long-term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,000						129
Total outstanding borrowings					$ 1,000	128
Term loan facility, cash collateral	1,012						130
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 233,000						$ 29,948
Total outstanding borrowings					0
Amount available for future drawdown					$ 233,000	$ 29,835
Loan commitment fees recognized		$ 417	$ 419	$ 421